CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Direct financing lease income
Direct financing lease interest income	$ 174,306	$ 4,934,157	$ 7,595,992
Interest expense for direct financing lease	(11,181)	(11,967)	(411,066)
Business collaboration fee and commission expenses for leasing projects	0	(37,572)	(68,342)
Provision for lease payment receivable	(9,495,002)	(19,379,086)	(81,585,960)
Net direct financing lease interest income after provision for receivables	(9,331,877)	(14,494,468)	(74,469,376)
Net revenue	(9,331,877)	(14,494,468)	(74,469,376)
Non-interest income
Interest on investment securities	0	0	105,878
Investment loss	(175,428,577)	0	0
Total non-interest(loss) income	(175,428,577)	0	105,878
Non-interest expense
Business taxes and surcharge	(476)	(7,652)	(15,827)
Salaries and employee charges	(920,194)	(923,325)	(542,628)
Rental expenses	(97,693)	(95,545)	(102,859)
Other operating expenses	(6,136,647)	(481,311)	(2,062,802)
Total non-interest expense	(7,155,010)	(1,507,833)	(2,724,116)
Loss before taxes	(191,915,464)	(16,002,301)	(77,087,614)
Income tax (expense)credit	(24,590,417)	3,999,361	18,900,720
NET LOSS	(216,505,881)	(12,002,940)	(58,186,894)
Loss from discontinued operation	0	0	8,377,166
Total Net Losses		(12,002,940)	(49,809,728)
Other comprehensive income (loss)
Foreign currency translation adjustment	17,508,783	(6,102,745)	(9,623,857)
COMPREHENSIVE LOSS	$ (198,997,098)	$ (18,105,685)	$ (59,433,585)
Weighted-average ordinary shares outstanding
Basic	19,837,642	19,837,642	19,837,642
Diluted	19,837,642	19,837,642	19,837,642
Earnings (loss) per share
Basic	$ (10.91)	$ (0.61)	$ (2.51)
Diluted	(10.91)	(0.61)	(2.51)
From continuing operation	(10.91)	(0.61)	(2.93)
From discontinued operation	$ 0	$ 0	$ 0.42